Note 9 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
		Fair Value Measurement as of December 31, 2022
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	Derivatives, current asset portion	$1,396,568	-	$1,396,568	-
Interest rate swap contracts, long term portion	Derivatives, long-term asset portion	$705,970	-	$705,970	-
FFA contract, current portion	Derivatives, current asset portion	$40,830	$40,830	-	-
		Fair Value Measurement as of June 30, 2023
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	Derivatives, current asset portion	$222,239	-	$222,239	-
Interest rate swap contract, long term portion	Derivatives, long-term asset portion	$113,854	-	$113,854	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Six Months Ended June 30, 2022	Six Months Ended June 30, 2023
Interest rate swap contracts– Unrealized gain / (loss)	Gain on derivatives, net	1,186,478	(1,766,446)
Interest rate swap contracts - Realized (loss) / gain		(193,349)	1,843,366
FFA contracts – Unrealized gain / (loss)		482,670	(40,830)
FFA contracts – Realized gain		-	2,529,160
Total gain on derivatives		1,475,799	2,565,250